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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F COVER PAGE


Report for the Quarter Ended:  June 30, 1999

Institutional Investment Manager Filing this Report:

Name:           Foster Dykema Cabot & Co., Inc.
Address:        50 Milk Street
                Boston, MA  02109

13F File Number:        1037558

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Ruth Jacobson
Title:          V.P. Administration
Phone:          617-423-3900

Signature, Place and Date of Signing:

Ruth Jacobson           Boston, MA              December 1, 1999

Report Type:            13F Holdings Report

List of other Managers Reporting for this Manager:      0

I am signing this report as required by the Securities and Exchange Act of 1934.
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Fidelity Intermediate Gov't In                  31617K303      23524757.532 SH       SOLE                24757.532
MFS Ser Trust V Total Return F                  552981300     2329   151452 SH       SOLE                   151452
ALLTEL, Corp.                  COM              020039103      272     3800 SH       SOLE                     3800
Abbott Laboratories            COM              002824100     1028    22650 SH       SOLE                    22650
Adaptec Inc.                   COM              00651F108      226     6398 SH       SOLE                     6398
Allmerica Financial Corp.      COM              019754100      559     9200 SH       SOLE                     9200
American Express               COM              025816109     5205    40000 SH       SOLE                    40000
American Home Products         COM              026609107      975    16996 SH       SOLE                    16996
American International Group   COM              026874107     5959    50822 SH       SOLE                    50822
Ameritech Corp.                COM              030954101      273     3713 SH       SOLE                     3713
Atlantic Richfield Co.         COM              048825103      209     2500 SH       SOLE                     2500
Automatic Data Processing, Inc COM              053015103      387     8800 SH       SOLE                     8800
BP Amoco, PLC                  COM              055622104      382     3521 SH       SOLE                     3521
Bank One Corp.                 COM              06423A103      918    15407 SH       SOLE                    15407
BankAmerica Corp. (New)        COM              06605F102      293     4000 SH       SOLE                     4000
BankBoston, Corp.              COM                             582    11380 SH       SOLE                    11380
Bellsouth Corp.                COM              079860102      233     5048 SH       SOLE                     5048
Berkshire Hathaway, Inc. Cl. A COM              084670108    12609      183 SH       SOLE                      183
Berkshire Hathaway, Inc. Cl. B COM              084670207     3853     1720 SH       SOLE                     1720
Brandywine Realty Trust        COM              105368203      519    26200 SH       SOLE                    26200
Bristol-Myers Squibb Co.       COM              110122108     1337    18984 SH       SOLE                    18984
Camden Property Trust          COM              133131102      533    19200 SH       SOLE                    19200
Catellus Development Corp.     COM              149111106     1569   102860 SH       SOLE                   102860
Cedar Fair Limited Partnership COM              150185106     3846   154240 SH       SOLE                   154240
Central European Value Fund, I COM              153455100      774    66541 SH       SOLE                    66541
Chevron Corp.                  COM              166751107      337     3540 SH       SOLE                     3540
Coca-Cola Co.                  COM              191216100     2877    46400 SH       SOLE                    46400
Cohen & Steers Equity Income F COM              191912401     1212   115097 SH       SOLE                   115097
Cohen & Steers Total Return Re COM              19247R103     1721   131100 SH       SOLE                   131100
Colgate Palmolive Co.          COM              194162103      428     4350 SH       SOLE                     4350
Costco Wholesale Corp.         COM              22160K105     4360    54455 SH       SOLE                    54455
Disney (Walt) Co.              COM              254687106     1160    37650 SH       SOLE                    37650
Dover Corp.                    COM              260003108     6799   194251 SH       SOLE                   194251
Du Pont De Nemours & Co.       COM              263534109      364     5324 SH       SOLE                     5324
Eli Lilly & Co.                COM              532457108      451     6290 SH       SOLE                     6290
Emerson Electric Co.           COM              291011104      633    10050 SH       SOLE                    10050
Equifax, Inc.                  COM              294429105     1025    28710 SH       SOLE                    28710
Exxon Corp.                    COM              302290101     1552    20126 SH       SOLE                    20126
First Financial Fund, Inc.     COM              320228109       94    10800 SH       SOLE                    10800
Forrester Research             COM              346563109      534    21350 SH       SOLE                    21350
Freddie Mac                    COM              313400301     6486   111820 SH       SOLE                   111820
GPU, Inc.                      COM              36225X100      570    13500 SH       SOLE                    13500
GTE Corp.                      COM              362320103      316     4184 SH       SOLE                     4184
Gannett Co.                    COM              364730101      964    13510 SH       SOLE                    13510
General Electric Co.           COM              369604103     6945    61463 SH       SOLE                    61463
Genzyme Corp.                  COM              372917104      485    10000 SH       SOLE                    10000
Gillette Co.                   COM              375766102     3656    89162 SH       SOLE                    89162
Harcourt General, Inc.         COM              41163G101      237     4600 SH       SOLE                     4600
Hewlett Packard Co.            COM              428236103      310     3082 SH       SOLE                     3082
IBM, Corp.                     COM              459200101      310     2400 SH       SOLE                     2400
J.P. Morgan & Company          COM              616880100      281     2000 SH       SOLE                     2000
Johnson & Johnson              COM              478160104     3641    37148 SH       SOLE                    37148
Leucadia National Corp.        COM              527288104      297    11700 SH       SOLE                    11700
Lincoln Electric Holding Inc.  COM              533900106     1279    62375 SH       SOLE                    62375
Loews, Corp.                   COM              540424108      562     7100 SH       SOLE                     7100
Lucent Technologies            COM              549463107      650     9636 SH       SOLE                     9636
MGI Properties                 COM              552885105      630    22300 SH       SOLE                    22300
Manpower, Inc.                 COM              56418H100     1966    86900 SH       SOLE                    86900
Merck & Co.                    COM              589331107      846    11486 SH       SOLE                    11486
Microsoft Corp. (Restricted)   COM              594918104      212     2348 SH       SOLE                     2348
Minnesota Mining & Manuf. (3M) COM              604059105      747     8597 SH       SOLE                     8597
Mobil Oil Corp.                COM              607059102      416     4210 SH       SOLE                     4210
Montgomery Emerging Markets    COM                             259     6627 SH       SOLE                     6627
Pepsico, Inc.                  COM              713448108      356     9195 SH       SOLE                     9195
Pfizer, Inc.                   COM              717081103      501     4595 SH       SOLE                     4595
Pitney Bowes, Inc.             COM              724479100      488     7600 SH       SOLE                     7600
Procter & Gamble Co.           COM              742718109     1634    18304 SH       SOLE                    18304
Progressive Corp.              COM              743315103     2117    14600 SH       SOLE                    14600
RailTex                        COM              750766107      333    24030 SH       SOLE                    24030
Royal Dutch Petroleum          COM              780257705      437     7248 SH       SOLE                     7248
S&P Depository Receipts        COM              78462F103      429     3135 SH       SOLE                     3135
SBC Communications, Inc.       COM              78387G103      316     5440 SH       SOLE                     5440
SSGA Emerging Markets Fund     COM              784924789     1360   129985 SH       SOLE                   129985
Sara Lee Corp.                 COM              803111103      309    13600 SH       SOLE                    13600
Schering-Plough Corp.          COM              806605101      350     6672 SH       SOLE                     6672
Schlumberger Ltd.              COM              806857108      476     7473 SH       SOLE                     7473
Schroder Equity Partners       COM                             632   326265 SH       SOLE                   326265
Servicemaster Company          COM              81760N109     8512   453965 SH       SOLE                   453965
Smithkline Beecham - Ordinary  COM              832378301      338     5120 SH       SOLE                     5120
Sprint, Corp. (FON Group)      COM              852061100      403     7600 SH       SOLE                     7600
Star Bay Partners II-Public Eq COM                             616   400000 SH       SOLE                   400000
T. Rowe Price International St COM              77956H203      191    12213 SH       SOLE                    12213
T. Rowe Price New Horizons Fun COM              779562107      235     9368 SH       SOLE                     9368
Telefonos de Mexico            COM              879403780      242     3000 SH       SOLE                     3000
Templeton Emerging Mkt. Apprec COM              880190103      120    10000 SH       SOLE                    10000
Templeton Foreign Equity Fund  COM              880210505     1018    51700 SH       SOLE                    51700
Tenet Healthcare Corp.         COM              88033G100      275    14800 SH       SOLE                    14800
Time Warner Inc.               COM              887315109      261     3600 SH       SOLE                     3600
Tweedy Browne Global Value Fun COM              901165100     4045   194951 SH       SOLE                   194951
Tyco Int'l Ltd.                COM              902124106     2710    28597 SH       SOLE                    28597
Vodafone Airtouch Public Limit COM              92857T107      333     1688 SH       SOLE                     1688
Walmart Stores Inc.            COM              931142103      763    15820 SH       SOLE                    15820
Warner-Lambert Company         COM              934488107      332     4800 SH       SOLE                     4800
Washington Post "B"            COM              939640108      215      400 SH       SOLE                      400
Wells Fargo & Co. (New)        COM              949746101     5062   118420 SH       SOLE                   118420
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